Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
State income tax expense	$ 25,000	$ 20,000
Valuation allowance	23,700,000	13,600,000
Operating loss carryforward	210.8
Operating loss carryforward, losses	$ 56,127,000	$ 43,405,000
Change in Unrecognized Tax Benefits	The Company does not believe it is reasonably possible that its unrecognized tax benefits will significantly change within the next twelve months.
Federal
Operating loss carryforward	$ 83.0
Expiration year	2017
Operating loss carryforward expiration beginning	$ 127.8
Open year examination	3 years
Federal | Minimum
Expiration year	2024
Federal | Maximum
Expiration year	2037
State
Operating loss carryforward	$ 141.6
Operating loss carryforward expiration beginning	133.5
Operating loss carryforward, losses	$ 8.2
Open year examination	4 years
State | Minimum
Expiration year	2020
State | Maximum
Expiration year	2040